Summary of Significant Accounting Policies - Additional information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jan. 01, 2019 USD ($)
Accounting Policies [Line Items]
Cash reserve balances with the FRB	$ 2,390	$ 2,430
Percentage of loan portfolio secured by real estate	77.00%
Number of reportable segment | Segment	1
Lease liabilities			$ 2,114	$ 2,200
Right of use asset			$ 2,044	$ 2,200
Statutory federal tax rate	21.00%	34.00%
Tax cuts and jobs act of 2017, reclassification from accumulated other comprehensive loss		$ 333
Building
Accounting Policies [Line Items]
Premises and equipment, estimated useful life	40 years
Maximum
Accounting Policies [Line Items]
Percentage of capital on secured loan amount issued	20.00%
Secured loan amount	$ 22,100
Percentage of capital on unsecured loan amount issued	10.00%
Unsecured loan amount	$ 11,000
Maximum | Core Deposits
Accounting Policies [Line Items]
Intangible assets, estimated useful life	10 years
Maximum | Furniture And Equipment
Accounting Policies [Line Items]
Premises and equipment, estimated useful life	25 years
Minimum | Core Deposits
Accounting Policies [Line Items]
Intangible assets, estimated useful life	3 years
Minimum | Furniture And Equipment
Accounting Policies [Line Items]
Premises and equipment, estimated useful life	3 years